SHARE CAPITAL (Details) - USD ($)			3 Months Ended		9 Months Ended
	Jan. 17, 2023	Jun. 17, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of classes of share capital [line items]
Sale of stock, number of shares authorized for sale, value		$ 125,000,000
Proceeds from issuance of shares through "at-the-market" equity program, net of issuance costs				$ 2,341,367		$ 8,580,405
Sale of stock, price per share (in usd per share)						$ 1.93
Gross consideration for shares sold						$ 9,430,894
Payments for share issue costs						850,489
Proceeds from the issuance of units through the December 2022 Offering - Common Shares, net of issuance costs			$ 0	$ 0	$ 0	4,175,836
Over-Allotment Option
Disclosure of classes of share capital [line items]
Issuance of shares through "at-the-market" equity program (in shares)	2,952,755
Gross consideration for shares sold	$ 7,499,998
Payments for share issue costs	$ 664,522
Sale of stock, number of shares issued (in shares)	2,952,755
Sale of stock, price per share (in USD per share)	$ 2.54
Proceeds from the issuance of units through the December 2022 Offering - Common Shares, net of issuance costs	$ 6,835,476
December 2022 Offering
Disclosure of classes of share capital [line items]
Proceeds from issuance of shares through "at-the-market" equity program, net of issuance costs					4,175,836
Gross consideration for shares sold					4,592,772
Payments for share issue costs					$ 416,936
Sale of stock, number of shares issued (in shares)					2,952,755
Commission Costs
Disclosure of classes of share capital [line items]
Payments for share issue costs						141,462
Commission Costs | December 2022 Offering
Disclosure of classes of share capital [line items]
Payments for share issue costs					$ 302,642
Legal Costs
Disclosure of classes of share capital [line items]
Payments for share issue costs						$ 709,027
Legal Costs | December 2022 Offering
Disclosure of classes of share capital [line items]
Payments for share issue costs					$ 114,294
Share capital
Disclosure of classes of share capital [line items]
Issuance of shares through "at-the-market" equity program (in shares)				1,287,272		4,894,060
Proceeds from issuance of shares through "at-the-market" equity program, net of issuance costs						$ 8,580,405